UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        4/27/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $18,651,337.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- ------------------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER              TITLE OF CLASS         CUSIP     VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- ------------------------- --------- --------- ---------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.        00206R102   579,870  18,950.00          SOLE                   X      0    0
ACCELRYS INC                  COMMON STOCK USD.0001     00430U103    83,736  10,467.00          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.        9158106     919,836  10,200.00          SOLE                   X      0    0
ANADARKO PETROLEUM CORP       COMMON STOCK USD.1        32511107    376,996   4,602.00          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001      04744L106   194,136  68,118.00          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25       191216100   597,150   9,000.00          SOLE                   X      0    0
WALT DISNEY CO/THE            COMMON STOCK USD.01       254687106   258,540   6,000.00          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV          30231G102 2,826,768  33,600.00          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06       369604103   793,980  39,600.00          SOLE                   X      0    0
GENOMIC HEALTH INC            COMMON STOCK USD.0001     37244C101   428,188  17,406.00          SOLE                   X      0    0
GREEN DOT CORP CLASS A        COMMON STOCK USD.001      39304D102 3,896,443  90,805.00          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001     411307101   115,943  52,463.00          SOLE                   X      0    0
HONEYWELL INTERNATIONAL INC   COMMON STOCK USD1.        438516106   250,782   4,200.00          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01       518439104 1,609,212  16,700.00          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC     COMMON STOCK USD1.        580645109   236,400   6,000.00          SOLE                   X      0    0
MERCK + CO. INC.              COMMON STOCK USD.5        58933Y105   713,016  21,600.00          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05       717081103   561,470  27,645.00          SOLE                   X      0    0
POLYPORE INTERNATIONAL INC    COMMON STOCK USD.01       73179V103   978,860  17,000.00          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF   78467Y107 1,005,480   5,600.00          SOLE                   X      0    0
                              TRUS
TEARLAB CORP                  COMMON STOCK USD.001      878193101   556,142 257,473.00          SOLE                   X      0    0
TEXAS INSTRUMENTS INC         COMMON STOCK USD1.        882508104   224,640   6,500.00          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1        92343V104   683,507  17,735.00          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666     949746101   573,009  18,076.00          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001      98974V107   187,233  64,563.00          SOLE                   X      0    0


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